Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Property, Plant, and Equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Asset	Useful Life
Buildings and improvements	12-40 years
Machinery and equipment	3-15 years
Office furniture and equipment	3-12 years

	December 31,
	2019	2018
	(In millions)
Land	$53.7	$61.6
Buildings and improvements	401.2	421.8
Machinery and equipment	1,230.1	1,201.9
Construction in progress	73.8	99.2
Total	1,758.8	1,784.5
Less accumulated depreciation	(713.6)	(642.2)
Property, plant, and equipment, net	$1,045.2	$1,142.3

Estimated Useful Lives of Intangible Assets	Identifiable intangible assets with finite lives are amortized over their estimated useful lives as follows:

Asset	Useful Life
Customer-related	5 to 20 years
Trademarks	10 to 20 years
Non-competition agreements	Based on the terms of the agreements
Deferred financing costs associated with line-of-credit arrangements	Based on the terms of the agreements
Formulas/recipes	5 to 7 years
Computer software	3 to 10 years

The gross carrying amounts and accumulated amortization of intangible assets, with finite lives, as of December 31, 2019 and 2018 are as follows.

	December 31,
	2019			2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Intangible assets with finite lives:
Customer-related	$778.1	$(355.2)	$422.9	$861.6	$(334.0)	$527.6
Contractual agreements	0.5	(0.5)	—	0.5	(0.5)	—
Trademarks	53.0	(27.1)	25.9	52.8	(22.5)	30.3
Formulas/recipes	22.1	(19.2)	2.9	23.4	(17.0)	6.4
Computer software	179.0	(98.0)	81.0	154.4	(83.7)	70.7
Total finite lived intangibles	$1,032.7	$(500.0)	$532.7	$1,092.7	$(457.7)	$635.0